Note 8 - Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses	$ 420	$ 545
Other receivable	368	158
Payment in advance	202	230
Interest receivable	48	94
Other	68	73
	$ 1,106	$ 1,100